Impairments (Details) - SEK (kr) kr in Millions	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Impairment details
Established losses			kr (3)		kr (3)	kr (52)
Reserves applied to cover established credit losses			3		3	49
Recovered credit losses	kr 6	kr 3	4	kr 9	4	1
Net credit losses	kr (19)	2	13	kr (17)	1	kr 41
Loans and off balance
Provision ratio	0.06%			0.06%		0.06%
Gross carrying amount
Loans and off balance
Loans and off balance	kr 339,795			kr 339,795		kr 297,529
Gross carrying amount | Loans
Loans and off balance
Loans and off balance	263,222			263,222		237,381
Gross carrying amount | Off-balance
Loans and off balance
Loans and off balance	76,573			76,573		60,148
Accumulated impairment
Loans and off balance
Loans and off balance	(198)			(198)		(164)	kr (249)
Accumulated impairment | Loans
Loans and off balance
Loans and off balance	(191)			(191)		(157)
Accumulated impairment | Off-balance
Loans and off balance
Loans and off balance	(7)			(7)		(7)
12-month expected credit losses
Impairment details
Net credit losses	kr (23)	(9)	31	kr (32)	36	60
Loans and off balance
Provision ratio	0.04%			0.04%
12-month expected credit losses | Gross carrying amount
Loans and off balance
Loans and off balance	kr 272,694			kr 272,694
12-month expected credit losses | Gross carrying amount | Loans
Loans and off balance
Loans and off balance	222,369			222,369
12-month expected credit losses | Gross carrying amount | Off-balance
Loans and off balance
Loans and off balance	50,325			50,325
12-month expected credit losses | Accumulated impairment
Loans and off balance
Loans and off balance	(122)			(122)		(88)
12-month expected credit losses | Accumulated impairment | Loans
Loans and off balance
Loans and off balance	(115)			(115)
12-month expected credit losses | Accumulated impairment | Off-balance
Loans and off balance
Loans and off balance	(7)			(7)
Lifetime expected credit losses | Financial instruments not credit-impaired
Impairment details
Net credit losses	kr 3	6	8	kr 9	18	29
Loans and off balance
Provision ratio	0.03%			0.03%
Lifetime expected credit losses | Financial instruments not credit-impaired | Gross carrying amount
Loans and off balance
Loans and off balance	kr 64,644			kr 64,644
Lifetime expected credit losses | Financial instruments not credit-impaired | Gross carrying amount | Loans
Loans and off balance
Loans and off balance	38,474			38,474
Lifetime expected credit losses | Financial instruments not credit-impaired | Gross carrying amount | Off-balance
Loans and off balance
Loans and off balance	26,170			26,170
Lifetime expected credit losses | Financial instruments not credit-impaired | Accumulated impairment
Loans and off balance
Loans and off balance	(20)			(20)		(28)
Lifetime expected credit losses | Financial instruments not credit-impaired | Accumulated impairment | Loans
Loans and off balance
Loans and off balance	(20)			(20)
Lifetime expected credit losses | Financial instruments not credit-impaired | Accumulated impairment | Off-balance
Loans and off balance
Loans and off balance	0			0
Lifetime expected credit losses | Financial instruments credit-impaired
Impairment details
Net credit losses	kr (5)	kr 2	kr (30)	kr (3)	kr (57)	(46)
Loans and off balance
Provision ratio	2.28%			2.28%
Lifetime expected credit losses | Financial instruments credit-impaired | Gross carrying amount
Loans and off balance
Loans and off balance	kr 2,457			kr 2,457
Lifetime expected credit losses | Financial instruments credit-impaired | Gross carrying amount | Loans
Loans and off balance
Loans and off balance	2,379			2,379
Lifetime expected credit losses | Financial instruments credit-impaired | Gross carrying amount | Off-balance
Loans and off balance
Loans and off balance	78			78
Lifetime expected credit losses | Financial instruments credit-impaired | Accumulated impairment
Loans and off balance
Loans and off balance	(56)			(56)		kr (48)
Lifetime expected credit losses | Financial instruments credit-impaired | Accumulated impairment | Loans
Loans and off balance
Loans and off balance	kr (56)			kr (56)